As filed with the Securities and Exchange Commission on August 27, 2009
                                    Investment Company Act File Number 811-5698

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                         Tax Exempt Proceeds Fund, Inc.
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end:   June 30

Date of reporting period:  June 30, 2009

Item 1: Report to Stockholders
--------------------------------------------------------------------------------
TAX EXEMPT                                                      600 FIFTH AVENUE
PROCEEDS FUND, INC.                                           NEW YORK, NY 10020
                                                                  (212) 830-5200

--------------------------------------------------------------------------------



Dear Shareholder:

In a time of uncertainty it is comforting to know that some things never change. Since its inception in 1974, Reich & Tang Funds has taken a proactive approach to risk management. Our investment philosophy and process is more credit focused than yield focused. Our goals of safety and preservation of capital continually drive our investment analysis and decisions.

On October 2, 2008, the Boards of Directors and Trustees of all U.S.-registered money market funds advised by Reich & Tang Asset Management, LLC approved the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The Boards took further action on April 6, 2009, to approve a second extension of the participation of those funds in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds. The extension now provides coverage through September 18, 2009.

The Guarantee Program for U.S.-registered money market funds is a timely and direct response to our troubled markets, providing stability at a time when investor confidence has been eroded. The Guarantee Program guarantees shareholders that they will receive $1.00 for each money market fund share held at the close of business on September 19, 2008.

Below are the essential aspects of the Guarantee Program:

o the guarantee is based upon the number of shares invested in the fund at the close of business on September 19, 2008;
o any increase in the number of shares held after the close of business on September 19, 2008 will not be guaranteed;
o if the number of shares fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less;
o in the event a customer closes their account with a fund or broker/dealer, any future investment in the fund will not be guaranteed;

Recently, a number of proposals, concerning the money market industry, have been made in the interest of providing greater stability, including recommendations from the Investment Company Institute Money Market Working Group, the Group of 30 headed by Paul Volcker, and from the Federal Reserve Chairman Ben Bernanke. As the money market industry grapples with the appropriateness and impact of these initiatives, rest assured that Reich & Tang Funds continues to be very cautious given the recent events in our markets. As an organization, we continue to believe that thorough, fundamental credit analysis is the key to continued success in our business. Our credit analysts are constantly monitoring the activity in the credit markets. Throughout this period of market turbulence, we have not owned any securities that have experienced credit delinquency or have been downgraded below Tier 1, however current and future portfolio holdings are subject to market risk.

Reich & Tang is proud to be part of Natixis Global Asset Management, one of the world's largest money management organizations. Natixis brings together the expertise of multiple specialized investment managers based in the United States, Europe and Asia to offer a wide spectrum of equity, fixed income and alternative investment strategies. For more information on Natixis Global Asset Management, please visit us at www.natixis.com.

We appreciate your support during this turbulent period and thank you for your business. While it is difficult to predict the future as we navigate through multiple complex factors in the market, we believe that our fundamental approach to money market funds and our corporate structure enable us to continue to be a leader in providing funds that focus on preservation of capital and liquidity for our shareholders and valued clients.

We welcome any questions you may have about the investments in any of our portfolios and stand ready to respond to you as we have for 35 years.


\s\Michael P. Lydon



Michael P. Lydon
President
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
EXPENSE CHART
FOR THE SIX MONTHS ENDED JUNE 30, 2009
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2009 through June 30, 2009.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

----------------------------------------------------------------------------------------------------------------------
                                        Beginning Account    Ending Account     Expenses Paid    Annualized Expense
                                          Value 1/01/09      Value 6/30/09   During the Period *       Ratio *
----------------------------------------------------------------------------------------------------------------------
  Actual                                     $1,000.00           $1,001.90           $1.99               0.40%
----------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before expenses)   $1,000.00           $1,022.81           $2.01               0.40%
----------------------------------------------------------------------------------------------------------------------

*   Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (January
    1, 2009 through June 30, 2009), multiplied by 181/365 (to reflect the most recent fiscal half-year).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS
JUNE 30, 2009

================================================================================



                                                                                                                    Ratings (a)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Tax Exempt Commercial Paper (2.46%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,250,000  Harris County, TX - Series C                                       07/16/09    0.23% $  3,250,000      P-1      A-1+
-----------                                                                                       ------------
  3,250,000  Total Tax Exempt Commercial Paper                                                       3,250,000
-----------                                                                                       ------------
Tax Exempt General Obligation Notes & Bonds (12.04%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000 Board of Education of Davis School District, Davis County, UT
            TAN - Series 2009                                                   06/30/10    0.50% $  2,039,680     MIG-1
  3,000,000 Commonwealth of Puerto Rico TRAN - Series 2009A-4
            LOC KBC Bank N.V.                                                   07/30/09    2.39     3,002,003     MIG-1     SP-1
  2,000,000 Mequon -Thiensville School District, WI TRAN                        09/04/09    1.80     2,005,948     MIG-1
  3,520,000 Town of Natick, MA BAN                                              06/30/10    0.60     3,560,123               SP-1+
  5,312,610 Town of Hull, MA BAN (High School and Jacobs School)                07/09/09    1.78     5,313,433               SP-1+
-----------                                                                                       ------------
 15,832,610 Total Tax Exempt General Obligation Notes & Bonds                                       15,921,187
-----------                                                                                       ------------
Variable Rate Demand Instruments (b) (88.26%)
-----------------------------------------------------------------------------------------------------------------------------------
$ 2,600,000 California Statewide Communities Development Authority RB
            (Rady Children's Hospital - San Diego) - Series 2008B
            LOC Bank of the West                                                08/15/47    0.30% $  2,600,000    VMIG-1     A-1+
  3,000,000 City of Cohasset, MN RB
            (Minnesota Power & Light Company Project) - Series 1997A
            LOC LaSalle National Bank N.A.                                      06/01/20    0.40     3,000,000               A-1+
  1,400,000 City of Newport, KY Kentucky League of Cities Funding Trust Lease
            Program RB - Series 2002
            LOC US Bank, N. A.                                                  04/01/32    0.30     1,400,000    VMIG-1
  3,000,000 City of Stockton, CA Health Facility RB
            (Dameron Hospital Association) 2002 - Series A
            LOC Citibank, N.A.                                                  12/01/32    0.25     3,000,000    VMIG-1
  3,000,000 City of Valdez, AK Marine Terminal Revenue Refunding Bonds
            (BP Pipelines (Alaska) Inc. Project) - Series 2003A                 06/01/37    0.25     3,000,000    VMIG-1     A-1+
  3,000,000 Colorado Health Facilities Authority HRB
            (Boulder Community Hospital Project) - Series 2000
            LOC JPMorgan Chase Bank, N.A.                                       10/01/30    0.37     3,000,000    VMIG-1     A-1+
  5,000,000 Columbus, OH Regional Airport Authority Capital Funding RB
            (Oasbo Expanded Asset Pooled Financing Program) - Series 2006
            LOC U.S. Bank N.A.                                                  12/01/36    0.32     5,000,000    VMIG-1

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.
--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009
================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (b) (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,100,000 Commonwealth of Puerto Rico Public Improvement
            Refunding Bonds - Series 2007A-8
            LOC Wachovia Bank, N.A.                                             07/01/34    0.07% $  1,100,000    VMIG-1     A-1+
  1,860,000 Connecticut State Development Authority RB
            (Pierce Memorial Baptist Home, Inc. Project 1999 Refunding Series)
            LOC LaSalle National Bank N.A.                                      10/01/28    0.18     1,860,000               A-1+
  4,000,000 Cornerstar Metropolitan District, City of Aurora, CO - Series 2007
            LOC Compass Bank                                                    12/01/37    0.35     4,000,000               A-1
  1,000,000 Dormitory Authority of the State of New York State
            Cornell University RB Series 2008B                                  07/01/37    0.30     1,000,000    VMIG-1     A-1+
  4,500,000 Dormitory Authority of the State of New York State
            Blythedale Childrens HRB Series 2009
            LOC TD Bank, N.A.                                                   12/01/36    0.18     4,500,000    VMIG-1
  2,000,000 Florida Housing Finance Corporation
            Multifamily Housing Revenue Refunding Bonds
            (Charleston Landing Apartments) 2001 Series I-A
            Guaranteed by Federal Home Loan Mortgage Corporation                07/01/31    0.32     2,000,000               A-1+
  2,250,000 Florida Housing Finance Corporation
            Multifamily Housing Revenue Refunding Bonds
            (Island Club Apartments) 2001 Series J-A
            Guaranteed by Federal Home Loan Mortgage Corporation                07/01/31    0.32     2,250,000               A-1+
  1,625,000 HEFA of the State of Missouri RB
            Educational Facilities RB (Ranken Technical College) - Series 2007
            LOC Northern Trust Company                                          11/15/31    0.33     1,625,000               A-1+
  3,400,000 Illinois Development Finance Authority RB
            (Glenwood School For Boys) - Series 1998
            LOC Harris Trust & Savings Bank                                     02/01/33    0.33     3,400,000               A-1+
  2,975,000 Illinois Finance Authority RB, Series 2004
            (Riverside Health System)
            LOC JPMorgan Chase Bank, N.A.                                       11/15/29    0.32     2,975,000    VMIG-1     A-1+
  2,800,000 Iowa Higher Education Loan Authority Private College Facility RB
            (University of Dubuque Project) - Series 2007
            LOC Northern Trust Company                                          04/01/35    0.30     2,800,000               A-1+

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------





================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (b) (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,000,000 Irvine Ranch Water District, Orange County, CA Waterworks Bonds
            Election 1988 Series A for Improvement District No. 182
            LOC Landesbank Hessen Thuringen Girozentrale                        11/15/13    0.17% $  1,000,000               A-1+
    800,000 Lincoln County, WY PCRB
            (Exxon Corporation) - Series 1985                                   08/01/15    0.13       800,000               A-1+
  2,000,000 Marion County, FL IDA  Multifamily Housing Revenue Refunding Bonds
            (Chambrel at Pinecastle Project) - Series 2002
            Guaranteed by Federal National Mortgage Association                 11/15/32    0.32     2,000,000               A-1+
  6,000,000 Maryland Health and Higher Educational Facilities Authority RB
            (University of Maryland Medical System Issue) - Series 2007A
            LOC Wachovia Bank, N.A.                                             07/01/34    0.25     6,000,000    VMIG-1     A-1+
  4,000,000 M-S-R Public Power Agency, CA
            San Juan Project Subordinate Lien RB Series 2008M
            LOC Dexia CLF                                                       07/01/22    0.18     4,000,000               A-1
  2,000,000 Nassau County, NY Industrial Development Agency Civic Facility
            Refunding and Improvement RB 1999 Cold Spring Harbor
            Laboratory Project                                                  01/01/34    0.15     2,000,000               A-1+
    735,000 New Canaan, CT Housing Authority RB
            (The Village at Waveny Care Center Project) - Series 2002
            LOC Bank of America, N.A.                                           01/01/22    0.15       735,000               A-1+
  2,000,000 New Jersey Health Care Facilities Financing Authority RB
            (Saint Barnabas Health Care System Issue) - Series 2001A
            LOC JP Morgan Chase Bank, N.A.                                      07/01/31    0.10     2,000,000    VMIG-1     A-1+
  1,200,000 New Ulm, MN Hospital Refunding RB
            (Health Central Systems Project) - Series 1985
            LOC Wells Fargo Bank, N.A.                                          08/01/14    0.25     1,200,000               A-1+
  2,300,000 New York City, NY GO Fiscal 1993 Sub-Series E-5
            LOC JPMorgan Chase Bank, N.A.                                       08/01/17    0.18     2,300,000    VMIG-1     A-1+
  2,505,000 New York City, NY GO Fiscal 2004 Sub-Series H-2
            LOC Bank of New York Mellon                                         03/01/34    0.13     2,505,000    VMIG-1     A-1+
  5,000,000 New York City, NY TFA Recovery Bond - Fiscal 2003 Sub - Series 2A   11/01/22    0.18     5,000,000    VMIG-1     A-1+
  1,955,000 North Carolina Capital Facilities Finance Agency Capital Facilities RB
            (The Mental Health Association in North Carolina, Inc. Project) - Series 2007
            LOC Branch Banking & Trust Company                                  02/01/27    0.29     1,955,000      P-1      A-1+

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
SCHEDULE OF INVESTMENTS (CONTINUED)
JUNE 30, 2009

================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (b) (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 3,700,000 Palm Beach County, FL Educational Facilities Authority RB
            (Lynn University Project) - Series 2001
            LOC Bank of America, N.A.                                           11/01/21    0.32% $  3,700,000      P-1      A-1+
  3,600,000 Redevelopment Agency of the City of Pittsburg, CA
            Los Medanos Community Development Project Subordinate Tax
            Allocation Bonds 2004 Series A
            LOC State Street Bank and Trust/ California State Teachers
            Retirement System                                                   09/01/35    0.40     3,600,000               A-1+
  8,000,000 State of California Department of Water Resources
            Power Supply RB - Series 2002B-2
            LOC BNP Paribas                                                     05/01/22    0.25     8,000,000    VMIG-1     A-1+
  3,600,000 State of California Department of Water Resources
            Power Supply RB - Series 2008I
            LOC Allied Irish Bank PLC                                           05/01/22    0.18     3,600,000    VMIG-1     A-1+
  4,200,000 State of California Kindergarten-University Public Education
            Facilities Bonds - Series 2004A-1
            LOC Citibank/California State Teachers Retirement System            05/01/34    0.30     4,200,000    VMIG-1     A-1+
  2,000,000 State of California Kindergarten-University Public Education
            Facilities Bonds - Series 2004A-3
            LOC Citibank/California State Teachers Retirement System            05/01/34    0.35     2,000,000    VMIG-1     A-1+
    150,000 State of Connecticut HEFA RB
            (Charlotte Hungerford Hospital Issue) - Series 1998C
            LOC Bank of America, N.A.                                           07/01/13    0.25       150,000    VMIG-1
    300,000 State of Connecticut HEFA RB Mulberry Gardens Issue, Series E
            LOC Bank of America, N.A.                                           07/01/36    0.25       300,000               A-1+
  1,000,000 State of Connecticut HEFA RB
            (Yale-New Haven Hospital Issue) - Series K-2
            LOC JPMorgan Chase Bank, N.A.                                       07/01/25    0.17     1,000,000    VMIG-1     A-1+
  1,500,000 State of Connecticut HEFA RB (Yale University Issue) - Series V-1   07/01/36    0.15     1,500,000    VMIG-1     A-1+
    700,000 State of Connecticut HEFA RB (Yale University Issue) - Series Y-3   07/01/35    0.15       700,000    VMIG-1     A-1+
  1,000,000 St. Lucie County, FL Pollution Control Revenue Refunding Bonds
            (Florida Power & Light Company Project) - Series 2000               09/01/28    0.22     1,000,000    VMIG-1     A-1
  2,900,000 Turlock Irrigation District, CA COP
            (Capital Improvements and Refunding Project) 2001 Series A
            LOC Societe Generale                                                01/01/31    0.15     2,900,000               A-1+

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                    Ratings (a)
                                                                                                                 ------------------
    Face                                                                        Maturity  Interest      Value             Standard
   Amount                                                                        Date       Rate      (Note 1)   Moody's  & Poor's
   -----                                                                         ----      -----      --------   -------  ---------
Variable Rate Demand Instruments (b) (continued)
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,000,000 Uinta County, WY
            Pollution Control Revenue Refunding Bonds
            (Chevron U.S.A. Inc Project) - Series 1993                          08/15/20    0.15% $  4,000,000      P-1
-----------                                                                                       ------------
116,655,000 Total Variable Rate Demand Instruments                                                 116,655,000
-----------                                                                                       ------------
            Total Investments (102.76%) (Amortized cost $135,826,187+)                             135,826,187
            Liabilities in excess of cash and other assets (-2.76%)                                 (3,648,567)
                                                                                                  ------------
            Net Assets (100.00%)                                                                  $132,177,620
                                                                                                  ============

          +   Aggregate cost for federal income taxes is identical.  All securities are valued at amortized cost, and as a result, there is no unrealized appreciation or depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue. All letters of credit are irrevocable and direct pay covering both principal and interest. In addition, certain issuers may have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue. Ratings have not been audited by Sanville & Company.

(b) Securities payable on demand at par including accrued interest (usually with one or seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

   KEY:
   BAN      =   Bond Anticipation Note                        LOC      =   Letter of Credit
   COP      =   Certificate of Participation                  PCRB     =   Pollution Control Revenue Bond
   GO       =   General Obligation                            RB       =   Revenue Bond
   HEFA     =   Health and Educational Facilities Authority   TFA      =   Transitional Finance Authority
   HRB      =   Hospital Revenue Bond                         TRAN     =   Tax and Revenue Anticipation Note
   IDA      =   Industrial Development Authority




--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY MATURITY
JUNE 30, 2009

================================================================================

BREAKDOWN OF HOLDINGS BY MATURITY DATE
------------------------------------------------------------------------------------
   Securities Maturing in                Value                  % of Portfolio
------------------------------------------------------------------------------------
Less than 31 days                     $128,220,436                   94.40%
31 through 60                                  -0-                    0.00
61 through 90                            2,005,948                    1.48
91 through 120                                 -0-                    0.00
121 through 180                                -0-                    0.00
Over 180 days                            5,599,803                    4.12
------------------------------------------------------------------------------------
Total                                 $135,826,187                  100.00%
------------------------------------------------------------------------------------



























--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
BREAKDOWN OF PORTFOLIO HOLDINGS BY STATE
JUNE 30, 2009

================================================================================

---------------------------- ------------------------------ ---------------------------
          States                         Value                    % of Portfolio
---------------------------- ------------------------------ ---------------------------
Alaska                                  $3,000,000                        2.21%
California                              34,900,000                       25.70
Colorado                                 7,000,000                        5.16
Connecticut                              6,245,000                        4.60
Florida                                 10,950,000                        8.06
Illinois                                 6,375,000                        4.69
Iowa                                     2,800,000                        2.06
Kentucky                                 1,400,000                        1.03
Maryland                                 6,000,000                        4.42
Massachusetts                            8,873,556                        6.53
Minnesota                                4,200,000                        3.09
Missouri                                 1,625,000                        1.20
New Jersey                               2,000,000                        1.47
New York                                17,305,000                       12.74
North Carolina                           1,955,000                        1.44
Ohio                                     5,000,000                        3.68
Puerto Rico                              4,102,003                        3.02
Texas                                    3,250,000                        2.39
Utah                                     2,039,680                        1.50
Wisconsin                                2,005,948                        1.48
Wyoming                                  4,800,000                        3.53
---------------------------- ------------------------------ ---------------------------
Total                                 $135,826,187                      100.00%
---------------------------- ------------------------------ ---------------------------






















--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2009

================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1)......................................      $    135,826,187
  Accrued interest receivable................................................................               267,986
                                                                                                   ----------------
       Total assets..........................................................................           136,094,173
                                                                                                   ----------------

LIABILITIES

  Payable for securities purchased ..........................................................             2,039,680
  Payable to affiliates (Note 2).............................................................                40,724
  Due to custodian...........................................................................             1,836,031
  Dividends payable..........................................................................                   118
                                                                                                   ----------------
       Total liabilities.....................................................................             3,916,553
                                                                                                   ----------------
  Net assets.................................................................................      $    132,177,620
                                                                                                   ================

SOURCE OF NET ASSETS:

  Net capital paid in on shares of capital stock (Note 4)....................................      $    132,177,620
  Accumulated net realized gain(losses)......................................................                   -0-
                                                                                                   ----------------
  Net assets.................................................................................      $    132,177,620
                                                                                                   ================
Net asset value, per share (applicable to 132,179,623 shares outstanding) (Note 4)..........            $      1.00
                                                                                                   ================

--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2009

================================================================================

INVESTMENT INCOME
Income:

 Interest income..............................................................................     $      1,914,505

Expenses: (Note 2)

 Investment management fee....................................................................             (496,097)
                                                                                                   ----------------
Net investment income........................................................................             1,418,408



REALIZED GAIN ON INVESTMENTS

Net realized gain (loss) on investments......................................................                   -0-
                                                                                                   ----------------
Increase in net assets from operations.......................................................      $      1,418,408
                                                                                                   ================

















--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
YEARS ENDED JUNE 30, 2009 AND 2008

================================================================================

                                                                             2009                    2008
                                                                        ---------------         ---------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net investment income............................................   $     1,418,408         $     3,995,920
    Net realized gain on investments.................................               -0-                     292
                                                                        ---------------         ---------------
    Increase in net assets from operations...........................         1,418,408               3,996,212
Dividends to shareholders from net investment income*................        (1,418,408)             (3,995,920)
Capital share transactions (Note 4)..................................       (42,253,118)            (14,649,716)
                                                                        ---------------         ---------------
        Total increase (decrease)....................................       (42,253,118)            (14,649,424)
Net assets:
    Beginning of year................................................       174,430,738             189,080,162
                                                                        ---------------         ---------------
    End of year......................................................   $   132,177,620         $   174,430,738
                                                                        ===============         ===============
Undistributed net investment income..................................               -0-                     -0-
                                                                        ===============         ===============

* Designated as exempt-interest dividends for federal income tax purposes.






















--------------------------------------------------------------------------------
 The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS



================================================================================


1. Summary of Accounting Policies


Tax Exempt Proceeds Fund, Inc. ("Fund") is a no-load, diversified, open-end management investment company registered under the Investment Company Act of 1940 (the "1940" Act"). The Fund is a short term, tax exempt money market fund whose objective is to seek as high a level of current interest income exempt from federal income taxes as is believed to be consistent with the preservation of capital, maintenance of liquidity and stability of principal. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America for investment companies as follows:

  a) Valuation of Securities -
  Investments are recorded on the basis of amortized cost, which approximates value, as permitted by Rule 2a-7 under the 1940 Act. Under this method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

  b) Securities Transactions and Investment Income -
  Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium, is recorded on the accrual basis from settlement date. Realized gains and losses on sales are computed on the basis of specific identification of the securities sold.

  c) Federal Income Taxes -
  It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable (if any) income to its shareholders. Therefore, no provision for federal income tax is required in the financial statements.

  Consistent with Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48") management evaluates tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold are recorded as a component of income tax expense in the current period with a corresponding adjustment to a liability for uncertain tax positions. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations.

  d) Dividends and Distributions -
  Dividends from net investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

  e) Accounting Estimates -
  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

1. Summary of Accounting Policies (continued)

  f) Representations and Indemnifications -
  In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

  g) Risks -
  The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

  The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

  Since many municipal securities are issued to finance similar projects, especially those relating to education, housing, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Portfolio's investment in municipal securities.

  There is some risk that a portion or all of the interest received from certain
  tax-free   municipal   securities   could  become   taxable  as  a  result  of
  determinations  by  the  Internal  Revenue  Service.

  In a low interest rate environment, such as the environment that existed at June 30, 2009, Reich & Tang Asset Management LLC ("the "Manager") have historically waived their fees to maintain a minimum non-negative yield for the Fund. The Manager is under no contractual obligation to continue such waiver in the future. For the year ended June 30, 2009 the Manager did not have to waive fees to maintain a non-negative yield.

2. Investment Management Fees and Other Transactions with Affiliates

Under the Investment Management Contract, the Fund pays an investment management fee to the Manager at the annual rate of 0.40 of 1% per annum of the Fund's average daily net assets up to $250 million; 0.35 of 1% per annum of the average daily net assets between $250 million and $500 million; and 0.30 of 1% per annum of the average daily net assets over $500 million. The Management Contract also provides that the Manager will bear the cost of all other expenses of the Fund. Therefore, the fee payable under the Management Contract will be the only expense of the Fund. At June 30, 2009, the Fund owed $40,724 to the Manager for these services, which is included in Payable to Affiliates on the Statement of Assets and Liabilities.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and the Manager have entered into a Distribution Agreement. The Fund's Board of Directors has adopted the plan in case certain expenses of the Fund are deemed to constitute indirect payments by the Fund for distribution expenses.

Directors of the Fund not affiliated with the Manager receive from the Fund (fee is paid by the Manager from its management fee) an annual retainer of $1,250 and a fee of $450 for each Board of Directors meeting attended and are reimbursed for all out-of-pocket expenses relating to attendance at such meeting.

As of June 30, 2009, no Directors, Officers or affiliated entities had investments in the Fund.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
3. Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Directors of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Directors and/or common Officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended June 30, 2009, the Fund engaged in purchases and sales with affiliates, none of which resulted in any gains or losses, which amounted to:

  Purchases........................................         $191,535,000
  Sales............................................          136,830,000
  Gains/(Losses)..................................                   -0-

4. Capital Stock

At June 30, 2009, 20,000,000,000 shares of $.001 par value stock were authorized. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                       Year Ended                           Year Ended
                                                      June 30, 2009                        June 30, 2008
                                                      -------------                        -------------
                                               Net Assets          Shares           Net Assets          Shares
                                            --------------   --------------       -------------   --------------
Sold...................................... $   881,690,681      881,690,681      $  894,366,235      894,366,235
Issued on reinvestment of dividends.......       1,419,718        1,419,718           3,981,305        3,981,305
Redeemed..................................    (925,366,589)    (925,366,589)       (912,997,256)    (912,997,256)
Additional paid-in-capital*...............           3,072              -0-                 -0-              -0-
                                            --------------   --------------       -------------   --------------
Net increase (decrease)................... $   (42,253,118)     (42,256,190)     $  (14,649,716)     (14,649,716)
                                            ==============   ==============       =============   ==============

* During the year ended June 30, 2009, Reich & Tang Services, Inc. ("TA"), allocated amounts to the Fund related to aged items below $50 or for which shareholder data was unavailable.

5. Tax Information

The tax character of distributions paid during the years ended June 30, 2009 and 2008 were as follows:

                                                              2009                 2008
                                                          ------------        ------------
Tax-exempt income....................................     $  1,418,408        $  3,995,920

At June 30, 2009, the Fund had $118 of tax-exempt  distributable earnings.

As of and during the year ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions, and did not incur any interest or penalties. Each of the tax years in the four year period ended June 30, 2009 remains subject to examination by the Internal Revenue Service and state tax authorities. Management's determination regarding FIN 48 may be subject to review and adjustment at a later date based on factors, including, but not limited to an ongoing analysis of tax laws, regulations, and interpretations thereof.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

6. Fair Value Measurement

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") on July 1, 2008. FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 establishes a framework for measuring fair value and three level hierarchy for fair value measurements based on the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A Fund investment in its entirety is assigned a level based upon the inputs which are significant to the overall valuation. Various inputs may be used to determine the value of the Fund's investments. These inputs are summarized in three broad levels:

Level    1 - quoted prices in active markets for identical securities.

Level    2 - other significant observable inputs (including  quoted   prices for
             similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level    3 - significant  unobservable   inputs ( including  the    Fund's  own
             assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but as the value is not obtained from a quoted price in an active market, such securities are reflected as a Level 2.

The following table summarizes the inputs used to value the Fund's investments as of June 30, 2009:

                                               Quoted Prices in Active       Significant Other         Significant
                                                 Markets for Identical          Observable             Unobservable
                                                         Assets                   Inputs                  Inputs
         Description                                    (Level 1)                (Level 2)               (Level 3)
         -----------                             ------------------         -----------------         ------------------
Equity securities                                $              -0-         $             -0-         $              -0-
Debt securities issued by the U.S. Treasury
and other U.S. government corporation
and agencies                                                    -0-                       -0-                        -0-
Debt securities issued by states of the United
States and political subdivisions of the states                 -0-               135,826,187                        -0-
Debt securities issued by foreign government                    -0-                       -0-                        -0-
Corporate debt securities                                       -0-                       -0-                        -0-
Mortgage-backed securities                                      -0-                       -0-                        -0-
Other debt securities                                           -0-                       -0-                        -0-
                                                 ------------------         -----------------         ------------------
Total                                                           -0-               135,826,187                        -0-
                                                 ------------------         -----------------         ------------------

For the year ended June 30, 2009, there was no Level 1 or 3 investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
6. Fair Value Measurement (continued)

The Fund adopted Financial Accounting Standards Board Standard No. 157-4 - Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are Not Orderly on June 15, 2009.

At adoption the Fund evaluated the level and activity for the assets and liabilities of the Fund to ascertain that the fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction (that is, not a forced liquidation or distressed sale) between market participants at the measurement date under current market conditions.

Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

7. Temporary Guarantee Program for Money Market Funds

While the Fund has maintained its $1.00 share price, there can be no assurance that the Fund will be able to continue to do so. On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% multiplied by the number of shares outstanding as of September 19, 2008, which were 146,479,013. This expense is paid by the Manager through the investment management fee.

On December 4, 2008, the Board of Trustees of the Fund approved the extension of the Fund's participation in the Program. The extension provided coverage through April 30, 2009. The extension of the Program required the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is paid by the Manager through the investment management fee.

On April 6, 2009, the Board of Trustees of the Fund approved a second extension of the Fund's participation in the Program. The extension provides coverage through September 18, 2009. The extension of the Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.015% multiplied by the number of shares outstanding as of September 19, 2008. This expense is paid by the Manager through the investment management fee.

8. Subsequent Events

In accordance with the adoption of SFAS No. 165, "subsequent events", and in preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through July 30, 2009, the date the financial statements were available to be issued.







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================
9. Financial Highlights

                                                                                   Years Ended June 30,
                                                              -----------------------------------------------------------
                                                                2009         2008          2007         2006       2005
                                                              ---------    ---------     --------     --------   --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year..........                  $   1.00     $   1.00      $   1.00     $   1.00    $   1.00
Income from investment operations:
    Net investment income...................                      0.011        0.026         0.032        0.025       0.014
Less distributions from:
    Dividends from net investment income....                     (0.011)      (0.026)       (0.032)      (0.025)     (0.014)
                                                              ---------    ---------     ---------    ---------   =-------
Net asset value, end of year................                  $   1.00     $   1.00      $   1.00     $   1.00    $   1.00
                                                              =========    =========     =========    =========   ========
Total Return................................                      1.10%        2.68%         3.27%        2.57%       1.36%
Ratios/Supplemental Data
Net assets, end of year (000's).............                  $ 132,178    $ 174,431     $ 189,080    $ 155,258   $ 150,784
Ratios to average net assets:
    Expenses................................                      0.40%        0.40%         0.40%        0.40%       0.40%
    Net investment income...................                      1.14%        2.67%         3.23%        2.55%       1.34%





























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


================================================================================
To the Board of Directors and Shareholders of Tax Exempt Proceeds Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Tax Exempt Proceeds Fund, Inc. (the "Fund") including the schedule of investments, as of June 30, 2009 and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009 by correspondence with the Fund's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax Exempt Proceeds Fund, Inc. as of June 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


New York, New York                                            Sanville & Company
July 30, 2009






--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION
(UNAUDITED)
================================================================================
ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

DISTRIBUTIONS

The tax character of all distributions paid during the years ended June 30, 2009 and 2008 were tax-exempt income.

























--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                Directors and Officers Information
                                                          June 30, 2009+
----------------- ---------- ------------- ---------------------------------------------- ------------------ --------------
        Name,          Position(s) Term of Office        Principal Occupation(s)              Number of         Other
     Address(1),       Held with    and Length of              During Past                  Portfolios in   Directorships
       and Age            Fund     Time Served(2)                5 Years                         Fund          held by
                                                                                           Complex Overseen    Director
                                                                                             by Director
----------------- ---------- ------------- ---------------------------------------------- ------------------ --------------
Disinterested Directors:
----------------- ---------- ------------- ---------------------------------------------- ------------------ --------------
Catherine Boone,        Director       2000       Retired.  Chief Financial Officer,        One portfolio       N/A
Age 65                                            Connecticut Valley Girl Scout
                                                  Council, January 2007.  Assistant
                                                  Treasurer, State of Connecticut,
                                                  2000 to 2007.
----------------- ---------- ------------- ---------------------------------------------- ------------------ --------------
Marian Chertow,         Director       1989       Director, Industrial Environmental        One portfolio       N/A
PhD., Age 54                                      Management Program, School of
                                                  Forestry and Environmental Studies at
                                                  Yale University since July 1991.
----------------- ---------- ------------- ---------------------------------------------- ------------------ --------------
Glenn Klocko,           Director       1990       Comptroller, City of Bristol,             One portfolio       N/A
Age 53                                            Connecticut since May 1998.
----------------- ---------- ------------- ---------------------------------------------- ------------------ --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                Directors and Officers Information
                                                    June 30, 2009+ (continued)
----------------- ---------- ------------- ---------------------------------------------- ------------------ --------------
     Name,        Position(s)Term of Office           Principal Occupation(s)                 Number of          Other
  Address(1),     Held with  and Length of                  During Past                     Portfolios in    Directorships
    and Age         Fund     Time Served(2)                   5 Years                       Fund Complex        held by
                                                                                             Overseen by       Director
                                                                                              Director
----------------- ---------- ------------- ---------------------------------------------- ------------------ --------------
Interested
Directors/Officers:
----------------- ---------- ------------- ---------------------------------------------- ------------------ --------------
Howard Rifkin,    Director(3)    2000      Deputy Treasurer, State of Connecticut, Office   One portfolio         N/A
Age 58                                     of the Treasurer since January 1999.
----------------- ---------- ------------- ---------------------------------------------- ------------------ --------------
Sarah Sanders,    Director(3)    2007      Assistant Treasurer, Debt Management, State of   One portfolio    Connecticut
Age 52                                     Connecticut, since June 2007. Principal Debt                      Higher
                                           Management Specialist, State of Connecticut                       Education
                                           from July 2001 to June 2007.                                      Student Loan
                                                                                                             Authority;
                                                                                                             The
                                                                                                             Connecticut
                                                                                                             Student Loan
                                                                                                             Foundation
                                                                                                             and The
                                                                                                             Connecticut
                                                                                                             Higher
                                                                                                             Education and
                                                                                                             Health
                                                                                                             Facilities
                                                                                                             Authority
----------------- ---------- ------------- ---------------------------------------------- ------------------ --------------
Michael P. Lydon, President   Since 2007   Executive Vice President of RTAM,LLC and              N/A              N/A
Age 46            & Chief                  President and Chief Executive Officer of the
                  Executive                Mutual Funds division of RTAM,LLC since
                  Officer                  January 2005.  Mr. Lydon was Vice President at
                                           Automatic Data Processing from July 2000 to
                                           December 2004.  Mr. Lydon is also President
                  Vice        2005 to 2007 and Director/Trustee of five funds in the
                  President                Reich & Tang Fund Complex, President to New
                                           York Daily Tax Free Income Fund, Inc., and
                                           Principal Executive Officer of Delafield Fund,
                                           Inc. Mr. Lydon also serves as President, Chief
                                           Executive Officer and Director for Reich &
                                           Tang Services, Inc, and Executive Vice
                                           President, Chief Operating Officer and
                                           Director of Reich & Tang Distributors, Inc.
                                           Prior to December 2007, Mr. Lydon was Vice
                                           President of twelve Funds in the Reich & Tang
                                           Fund Complex.
----------------- ---------- ------------- ---------------------------------------------- ------------------ --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                                Directors and Officers Information
                                                    June 30, 2009 (continued)
----------------- ---------- ------------- ------------------------------------------------------------------- -------------
       Name,         Position(s) Term of Office           Principal Occupation(s)                  Number of       Other
    Address(1),       Held with  and Length of                  During Past                      Portfolios in  Directorships
      and Age            Fund    Time Served(2)                   5 Years                        Fund Complex     held by
                                                                                                  Overseen by     Director
                                                                                                   Director
----------------- ---------- ------------- ------------------------------------------------------------------- -------------
Interested Directors/Officers:
----------------- ---------- ------------- ------------------------------------------------------------------- -------------
Mia Bottarini,       Vice         Since 2008   Vice President of RTAM LLC. Ms. Bottarini is          N/A            N/A
Age 43               President                 also Vice President and Assistant Treasurer of
                     and                       seven other funds in the Reich & Tang Complex.
                     Assistant                 Ms. Bottarini has been associated with RTAM
                     Treasurer                 LLC and its predecessors since June 1984.
----------------- ---------- ------------- ------------------------------------------------------------------- -------------
Christopher BrancazioChief        Since 2007   Senior Vice President, Chief Compliance Officer       N/A            N/A
Age 43               Compliance                and AML Officer of RTAM, LLC since September
                     Officer                   2007. Mr. Brancazio is also Chief Compliance
                     and                       Officer and AML Officer of seven other funds in
                     AML Officer               the Reich & Tang Fund Complex.  From February
                                               2007 to August 2007, Mr. Brancazio was a
                                               Compliance Officer at Bank of New York Asset
                                               Management. From March 2002 to February 2007
                                               Mr. Brancazio served as Vice President, Chief
                                               Compliance Officer, and AML Officer of Trainer
                                               Wortham & Co. Inc., and the Trainer Wortham
                                               Mutual Funds.  Mr. Brancazio also serves as
                                               Senior Vice President, Chief Compliance Officer
                                               and AML Officer of Reich & Tang Services, Inc.
                                               and Reich & Tang Distributors, Inc.
----------------- ---------- ------------- ------------------------------------------------------------------- -------------
Richard De Sanctis,  Vice         Since 2005   Executive Vice President and Chief Operating          N/A            N/A
Age 52               President                 Officer of RTAM, LLC.  Associated with RTAM,
                                               LLC since 1990.  Mr. De Sanctis is Vice
                     Treasurer    1994 to 2004 President of seven other funds in the Reich &
                     and                       Tang Fund Complex. Executive Vice President,
                     Assistant                 Chief Financial Officer, Chief Operating
                     Secretary                 Officer and Director of Reich & Tang
                                               Distributors, Inc.  Executive Vice President,
                                               Chief Operating Officer and Director of Reich &
                                               Tang Services, Inc. Prior to December 2004, Mr.
                                               De Sanctis was Treasurer and Assistant
                                               Secretary of eleven funds in the Reich & Tang
                                               Fund Complex and Vice President, Treasurer and
                                               Assistant Secretary of Cortland Trust, Inc.
----------------- ---------- ------------- ------------------------------------------------------------------- -------------
Chris Gill,          Vice         Since 2008   Senior Vice President and Assistant Secretary         N/A            N/A
Age 44               President                 of RTAM LLC. Mr. Gill has been associated
                                               with RTAM LLC and its predecessor since
                                               February 1994. Mr. Gill is also Vice
                                               President of seven other funds in the Reich &
                                               Tang Complex. Mr. Gill is also a Senior Vice
                                               President and Director of Reich & Tang
                                               Services, Inc.
----------------- ---------- ------------- ------------------------------------------------------------------- -------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TAX EXEMPT PROCEEDS FUND, INC.
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                                Directors and Officers Information
                                                    June 30, 2009+ (continued)
------------------ ----------- ------------------------------------------------------------------------------- ------------
      Name,        Position(s) Term of Office            Principal Occupation(s)                 Number of         Other
   Address(1),     Held with   and Length of                   During Past                  Portfolios in Fund Directorships
     and Age          Fund     Time Served(2)                    5 Years                     Complex Overseen     held by
                                                                                                by Director      Director
------------------ ----------- ------------------------------------------------------------------------------- ------------
Interested
Directors/Officers:
------------------ ----------- ------------------------------------------------------------------------------- ------------
Joseph Jerkovich,  Treasurer     Since 2008    Senior Vice President and Chief Financial           N/A             N/A
Age 41                &                        Officer of RTAM, LLC and of Reich & Tang
                   Assistant                   Services, Inc.  Associated with RTAM, LLC
                   Secretary                   since September 2004.  Treasurer and
                                               Assistant Secretary of seven other funds
                                               in the Reich & Tang Fund Complex. From
                                               2007 to 2008 Mr. Jerkovich was Vice
                                               President of nine funds in the Reich &
                                               Tang Fund Complex. Mr. Jerkovich was Vice
                                               President and Chief Investment Officer at
                                               Winklevoss Consulting from May 2002 to
                                               July 2004.   Mr. Jerkovich is also Senior
                                               Vice President and Controller of Reich &
                                               Tang Distributors, Inc.
------------------ ----------- ------------------------------------------------------------------------------- ------------
Christine Manna,   Secretary     Since 2007    Vice President and Assistant Secretary of
Age 39                                         RTAM, LLC. Ms. Manna is also Secretary of
                                               seven other funds in the Reich & Tang
                                               Complex.  Ms. Manna has been associated
                                               with RTAM, LLC and its predecessors since
                                               June 1995.  Ms. Manna is also Vice
                                               President and Assistant Secretary of Reich
                                               & Tang Services, Inc. and Reich & Tang
                                               Distributors, Inc.
------------------ ----------- ------------------------------------------------------------------------------- ------------
Robert Rickard,    Vice          Since 2007    Senior Vice President of RTAM, LLC.
Age 40             President                   Associated with RTAM, LLC since December
                                               1991. Mr. Rickard is also Vice President
                                               of seven other funds in the Reich & Tang
                                               Fund Complex and is also Senior Vice
                                               President of Reich & Tang Distributors,
                                               Inc.
------------------ ----------- ------------------------------------------------------------------------------- ------------

+ The Statement of Additional Information includes additional information about Tax Exempt Proceeds Fund, Inc. (the "Fund") directors and is available, without charge, upon request by calling the Fund's transfer agent at (212) 830-5200.

(1)The address for each of the above directors/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

(2)Each Director will hold office for an indefinite  term until the earliest of
   (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Articles of Incorporation, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

(3)Howard Rifkin and Sarah Sanders are deemed interested persons of the Fund due to other affiliation with the State of Connecticut.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================
------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized             TAX EXEMPT
for distribution to prospective  investors in the Fund             PROCEEDS
unless   preceded  or   accompanied  by  an  effective             FUND, INC.
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------


Tax Exempt Proceeds Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
    Dividend Disbursing Agent
     Reich & Tang Services, Inc.                                   Annual Report
     600 Fifth Avenue                                              June 30, 2009
     New York, New York 10020


Distributor
     Reich & Tang Distributors, Inc.
     600 Fifth Avenue
     New York, New York 10020

TEP6/09A

--------------------------------------------------------------------------------
Item 2: Code of Ethics


The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on June 19, 2008 to reflect a change in the Principal Financial Officer of the Fund. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.


Item 3: Audit Committee Financial Expert

The registrant's Board of Directors has determined that there is an audit committee financial expert serving on its audit committee, Glenn S. Klocko, who is "independent," as defined in the instructions to this Item.

Item 4: Principal Accountant Fees and Services


                                    FYE 6/30/2009                      FYE 6/30/2008

4(a)     Audit Fees                 $19,500                                $19,000
4(b)     Audit Related Fees         $     0                            $         0
4(c)     Tax Fees                   $ 1,600                               $  1,500
4(d)     All Other Fees             $     0                            $         0


4(e)(1) The registrant's audit committee is required to pre-approve (i) all audit and non-audit services performed by the independent registered public accounting firm ("accountants") for the registrant and (ii) any non-audit services performed by the accountants for the registrant's investment adviser and control persons of the adviser that provide ongoing services to the registrant ("Service Affiliates") if the services relate directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

4(e)(2) None

4(f) Not applicable.

4(g) $1,600 and $47,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2009. $1,500 and $101,150, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended June 30, 2008.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tax Exempt Proceeds Fund, Inc.

                                /s/ Christine Manna
 By (Signature and Title)*_____________________________________________________
                                    Christine Manna, Secretary

Date: August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                /s/ Michael P. Lydon
By (Signature and Title)*______________________________________________________
                                    Michael P. Lydon, President

Date: August 27, 2009

                        /s/ Joseph Jerkovich
By (Signature and Title)*______________________________________________________
                            Joseph Jerkovich, Treasurer and Assistant Secretary

Date: August 27, 2009

* Print the name and title of each signing officer under his or her signature.